Total revenue and income - Summary of net income from financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net income/(loss) from financial instruments at fair value through profit or loss	R$ 6,923,112	R$ 6,326,080	R$ 7,555,132
Net income (loss) from financial instruments at amortized cost and at fair value through other comprehensive income	1,649,210	1,201,253	(1,558,060)
Total Income from financial instruments	8,572,322	7,527,333	5,997,072
Taxes and contributions on financial income	(244,231)	(120,399)	(116,425)
Net income from financial instruments	R$ 8,328,091	R$ 7,406,934	R$ 5,880,647